                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mayo Investment Advisers LLC
Address: 40 Rowes Wharf, 2nd Floor
         Boston, Massachusetts 02110

Form 13F File Number: 28-10319

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Charles Curtis
Title: Chief Financial Officer
Phone: 617-443-9004

Signature, Place, and Date of Signing:

    /s/ Charles Curtis      Boston, Massachusetts        August 10, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     109

Form 13F Information Table Value Total:  $744,484
                                        ----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 6/30/06

          (ITEM 1)             ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)

                                                                                                  VOTING AUTHORITY
                                                                                                      (SHARES)
            NAME                TITLE               FAIR    SHARES OR                         ------------------------
             OF                  OF     CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
           ISSUER               CLASS   NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
-----------------------------  ------- --------- ---------- ---------     ---------- -------- --------- ------ -------
3M CO COM                      COMMON  88579Y101  9,484,013   117,420 X      SOLE               102,220   0     15,200
A T & T INC (NEW)              COMMON  00206R102    836,700    30,000 X      SOLE                18,500   0     11,500
ABBOTT LABS                    COMMON  002824100    545,125    12,500 X      SOLE                 6,500   0      6,000
AGRIUM INC                     COMMON  008916108    348,300    15,000 X      SOLE                 3,500   0     11,500
ALCAN ALUMINIUM LTD            COMMON  013716105  2,652,110    56,500 X      SOLE                39,000   0     17,500
ALCOA INC                      COMMON  013817101  5,258,500   162,500 X      SOLE               135,000   0     27,500
ALLSTATE                       COMMON  020002101  1,368,250    25,000 X      SOLE                25,000   0          0
ALLTEL CORP COM                COMMON  020039103  3,510,650    55,000 X      SOLE                50,000   0      5,000
AMERICAN EXPRESS               COMMON  025816109    904,740    17,000 X      SOLE                17,000   0          0
AMGEN INC                      COMMON  031162100  2,119,975    32,500 X      SOLE                25,000   0      7,500
ARCHER DANIELS MIDLAN          COMMON  039483102  2,208,480    53,500 X      SOLE                43,000   0     10,500
ARRIS GROUP INC COM            COMMON  04269Q100  7,314,400   557,500 X      SOLE               468,000   0     89,500
BARRICK GOLD CORP COM          COMMON  067901108 18,287,176   617,810 X      SOLE               519,635   0     98,175
BAXTER INTL INC                COMMON  071813109  5,294,910   144,040 X      SOLE               140,240   0      3,800
CATERPILLAR INC                COMMON  149123101  1,415,120    19,000 X      SOLE                19,000   0          0
CBS CORP NEW CL B              COMMON  124857202 12,017,233   444,260 X      SOLE               372,060   0     72,200
CHESAPEAKE ENERGY COR          COMMON  165167107 15,460,775   511,100 X      SOLE               432,600   0     78,500
CHEVRONTEXACO CORPORA          COMMON  166764100 18,427,103   296,924 X      SOLE               257,332   0     39,592
CHILDRENS PL RETAIL S          COMMON  168905107  1,501,250    25,000 X      SOLE                25,000   0          0
CHUBB CORP                     COMMON  171232101  1,946,100    39,000 X      SOLE                39,000   0          0
CITIGROUP INC.                 COMMON  172967101  9,408,750   195,000 X      SOLE               169,000   0     26,000
CITIZENS COMMUNICATIO          COMMON  17453B101 31,755,218 2,433,350 X      SOLE             2,053,350   0    380,000
CLEAR CHANNEL COMMUNI          COMMON  184502102  3,481,875   112,500 X      SOLE               102,500   0     10,000
COCA COLA                      COMMON  191216100  1,075,070    24,990 X      SOLE                22,490   0      2,500
COEUR D ALENE MINES C          COMMON  192108108  4,954,300 1,030,000 X      SOLE               860,500   0    169,500
COMCAST CORP NEW COM           COMMON  20030N101 37,825,177 1,155,320 X      SOLE               980,620   0    174,700
CONAGRA INC                    COMMON  205887102    386,925    17,500 X      SOLE                17,500   0          0
CONOCOPHILLIPS COM             COMMON  20825C104  2,495,448    38,081 X      SOLE                38,081   0          0
DECKERS OUTDOOR CORP           COMMON  243537107  1,735,200    45,000 X      SOLE                45,000   0          0
DOW CHEMICAL                   COMMON  260543103 22,320,086   571,870 X      SOLE               489,970   0     81,900
DOW JONES & CO INC CO          COMMON  260561105    787,725    22,500 X      SOLE                22,500   0          0
DU PONT                        COMMON  263534109  2,392,000    57,500 X      SOLE                47,500   0     10,000
E M C CORP MASS                COMMON  268648102 19,076,940 1,739,010 X      SOLE             1,511,710   0    227,300

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 6/30/06

          (ITEM 1)             ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)

                                                                                                  VOTING AUTHORITY
                                                                                                      (SHARES)
            NAME                TITLE               FAIR    SHARES OR                         ------------------------
             OF                  OF     CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
           ISSUER               CLASS   NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
-----------------------------  ------- --------- ---------- ---------     ---------- -------- --------- ------ -------
EASTMAN KODAK                  COMMON  277461109  6,269,597   263,650 X      SOLE               216,650   0     47,000
EL PASO CORPORATION            COMMON  28336L109    225,000    15,000 X      SOLE                 5,000   0     10,000
ENCANA CORP COM                COMMON  292505104 18,899,866   359,040 X      SOLE               293,440   0     65,600
ENTERCOM COMMUNICATIO          COMMON  293639100    654,000    25,000 X      SOLE                25,000   0          0
EVEREST RE GROUP LTD           COMMON  G3223R108  1,082,125    12,500 X      SOLE                 9,700   0      2,800
EXELON CORP                    COMMON  30161N101    852,450    15,000 X      SOLE                15,000   0          0
EXXON CORPORATION              COMMON  30231G102  1,032,214    16,825 X      SOLE                16,325   0        500
GENERAL ELECTRIC               COMMON  369604103 48,998,666 1,486,610 X      SOLE             1,283,910   0    202,700
GEORGIA GULF CORP COM          COMMON  373200203  3,015,410   120,520 X      SOLE               107,020   0     13,500
GLOBAL SANTAFE CORPOR          COMMON  G3930E101    721,875    12,500 X      SOLE                 7,500   0      5,000
GMO TR INTL INT VL II          MUTUAL  362007205    422,757    12,500 X      SOLE                12,500   0          0
GOLD KIST HOLDINGS IN          COMMON  380614107    869,050    65,000 X      SOLE                65,000   0          0
GRAINGER W W INC               COMMON  384802104    827,530    11,000 X      SOLE                 7,500   0      3,500
HALLIBURTON CO                 COMMON  406216101    556,575    15,000 X      SOLE                11,600   0      3,400
HARRIS ASSOC INVT TR           MUTUAL  413838202  1,276,506    50,000 X      SOLE                50,000   0          0
HCA-THE HEALTHCARE CO          COMMON  404119109    323,625     7,500 X      SOLE                 7,500   0          0
HESS CORP                      COMMON  42809H107    401,660     7,600 X      SOLE                 6,100   0      1,500
HEXCEL CORP NEW COM            COMMON  428291108    706,950    45,000 X      SOLE                42,500   0      2,500
HONEYWELL INTERNATION          COMMON  438516106 22,718,722   563,740 X      SOLE               469,040   0     94,700
HOT TOPIC INC COM              COMMON  441339108    719,375    62,500 X      SOLE                62,500   0          0
INCO LTD                       COMMON  453258402  7,150,150   108,500 X      SOLE                95,500   0     13,000
INTEL CORP                     COMMON  458140100    556,700    29,300 X      SOLE                29,300   0          0
INTERNATIONAL BUSINES          COMMON  459200101  2,880,750    37,500 X      SOLE                33,500   0      4,000
INTERNATIONAL PAPER C          COMMON  460146103  4,360,500   135,000 X      SOLE               111,200   0     23,800
J.P. MORGAN CHASE & C          COMMON  46625H100  9,868,320   234,960 X      SOLE               200,660   0     34,300
JOHNSON & JOHNSON              COMMON  478160104  3,282,537    54,782 X      SOLE                49,782   0      5,000
KANSAS CITY SOUTHN IN          COMMON  485170302    415,500    15,000 X      SOLE                 5,000   0     10,000
KIMBERLY CLARK                 COMMON  494368103    617,000    10,000 X      SOLE                10,000   0          0
KROGER CO                      COMMON  501044101 27,128,479 1,241,010 X      SOLE             1,053,210   0    187,800
MARSH & MCLENNAN COS           COMMON  571748102 39,989,195 1,487,140 X      SOLE             1,278,640   0    208,500
MASSEY ENERGY CORP CO          COMMON  576206106 12,363,120   343,420 X      SOLE               298,420   0     45,000
MCDONALDS                      COMMON  580135101  2,688,000    80,000 X      SOLE                65,000   0     15,000
MICROSOFT CORP                 COMMON  594918104 12,646,308   542,760 X      SOLE               482,760   0     60,000
MITSUBISHI UFJ FINANC          COMMON  606822104    906,750    65,000 X      SOLE                52,500   0     12,500

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 6/30/06

          (ITEM 1)             ITEM 2) (ITEM 3)   (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)         (ITEM 8)

                                                                                                  VOTING AUTHORITY
                                                                                                      (SHARES)
            NAME                TITLE               FAIR    SHARES OR                         ------------------------
             OF                  OF     CUSIP      MARKET   PRINCIPAL     INVESTMENT  OTHER     SOLE    SHARED  NONE
           ISSUER               CLASS   NUMBER     VALUE     AMOUNT       DISCRETION MANAGERS   (A)      (B)    (C)
-----------------------------  ------- --------- ---------- ---------     ---------- -------- --------- ------ -------
MORGAN STANLEY COM NE          COMMON  617446448  3,994,240    63,190 X      SOLE                57,190   0      6,000
MOSIAC COMPANY                 COMMON  61945A107  9,238,039   590,290 X      SOLE               510,324   0     79,966
NEC CORP ORD                   COMMON  J48818124    400,208    75,000 X      SOLE                75,000   0          0
NEWMONT MNG CORP               COMMON  651639106  3,705,100    70,000 X      SOLE                56,000   0     14,000
NEWS CORP CL A                 COMMON  65248E104 27,427,400 1,430,000 X      SOLE             1,266,500   0    163,500
NOMURA HLDGS INC SPON          COMMON  65535H208  1,598,000    85,000 X      SOLE                80,000   0      5,000
NTELOS HOLDINGS CORP           COMMON  67020Q107  2,869,770   198,600 X      SOLE               198,600   0          0
OLIN CORP                      COMMON  680665205 15,509,450   865,000 X      SOLE               717,000   0    148,000
ORACLE SYS CORP                COMMON  68389X105 12,704,977   876,810 X      SOLE               720,310   0    156,500
PARTNERRE LTD COM              COMMON  G6852T105  4,003,125    62,500 X      SOLE                51,500   0     11,000
PEABODY ENERGY CORP C          COMMON  704549104    975,625    17,500 X      SOLE                15,000   0      2,500
PFIZER INC                     COMMON  717081103  3,813,875   162,500 X      SOLE               150,000   0     12,500
PILGRIMS PRIDE CORP C          COMMON  721467108  1,032,000    40,000 X      SOLE                40,000   0          0
PPG INDS INC                   COMMON  693506107  1,937,100    29,350 X      SOLE                29,350   0          0
PRIDE INTL INC COM             COMMON  74153Q102  2,186,100    70,000 X      SOLE                62,000   0      8,000
PROCTER & GAMBLE CO C          COMMON  742718109  3,836,400    69,000 X      SOLE                68,000   0      1,000
ROWAN COS INC                  COMMON  779382100  3,114,125    87,500 X      SOLE                69,000   0     18,500
SCHLUMBERGER                   COMMON  806857108  2,948,181    45,280 X      SOLE                45,280   0          0
SOUTHWEST AIRLS CO             COMMON  844741108  1,677,925   102,500 X      SOLE               102,500   0          0
ST PAUL COS INC                COMMON  792860108 16,557,012   371,400 X      SOLE               316,600   0     54,800
STREETTRACKS GOLD TR           COMMON  863307104  2,908,425    47,500 X      SOLE                40,000   0      7,500
SUN MICROSYSTEM INC            COMMON  866810104  1,763,750   425,000 X      SOLE               300,000   0    125,000
SYMANTEC CORP COM              COMMON  871503108  4,623,150   297,500 X      SOLE               263,000   0     34,500
TIME WARNER INC                COMMON  887317105  2,933,786   169,583 X      SOLE               127,083   0     42,500
TYCO INTL LTD                  COMMON  902124106 22,031,075   801,130 X      SOLE               711,430   0     89,700
U S BANCORP                    COMMON  902973304  1,544,000    50,000 X      SOLE                44,500   0      5,500
UNION PAC CORP                 COMMON  907818108  1,594,264    17,150 X      SOLE                14,150   0      3,000
UNUMPROVIDENT CORP CO          COMMON  91529Y106 21,687,342 1,196,213 X      SOLE             1,036,713   0    159,500
VANGUARD MUN BD FD IN          MUTUAL  922907886  1,205,132   113,478 X      SOLE               113,478   0          0
VERIZON COMMUNICATION          COMMON  92343V104  8,646,783   258,190 X      SOLE               202,690   0     55,500
VIACOM INC NEW CL B            COMMON  92553P201 40,252,227 1,123,109 X      SOLE               982,109   0    141,000
VICOR CORP                     COMMON  925815102    815,244    49,200 X      SOLE                44,200   0      5,000
VODAFONE GROUP PLC NE          COMMON  92857W100  1,757,250    82,500 X      SOLE                72,500   0     10,000
WAL MART STORES INC            COMMON  931142103  2,302,526    47,800 X      SOLE                45,100   0      2,700

                         MAYO INVESTMENT ADVISERS LLC

                            FORM 13 F AS OF 6/30/06

          (ITEM 1)             ITEM 2) (ITEM 3)  (ITEM 4)  (ITEM 5)       (ITEM 6)  (ITEM 7)       (ITEM 8)

                                                                                               VOTING AUTHORITY
                                                                                                   (SHARES)
            NAME                TITLE              FAIR    SHARES OR                         ---------------------
             OF                  OF     CUSIP     MARKET   PRINCIPAL     INVESTMENT  OTHER    SOLE   SHARED  NONE
           ISSUER               CLASS   NUMBER    VALUE     AMOUNT       DISCRETION MANAGERS  (A)     (B)    (C)
-----------------------------  ------- --------- --------- ---------     ---------- -------- ------- ------ ------
WASTE MANAGEMENT INC           COMMON  94106L109   215,280    6,000  X      SOLE               6,000   0         0
WELLS FARGO                    COMMON  949746101 2,280,720   34,000  X      SOLE              34,000   0         0
WESTLAKE CHEMICAL COR          COMMON  960413102 9,875,571  331,395  X      SOLE             283,395   0    48,000
WEYERHAEUSER CO                COMMON  962166104 1,801,515   28,940  X      SOLE              28,940   0         0
WILLIAMS CO                    COMMON  969457100 2,160,800   92,500  X      SOLE              87,500   0     5,000
WILLIS GROUP HOLDINGS          COMMON  G96655108 9,098,103  283,430  X      SOLE             239,130   0    44,300
WYETH COM                      COMMON  983024100   777,175   17,500  X      SOLE              17,500   0         0
XM SATELLITE RADIO IN          COMMON  983759101   659,250   45,000  X      SOLE              45,000   0         0